Leasing (Tables)	12 Months Ended
Dec. 31, 2018
Leasing
Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2018		December 31, 2017
		Present value of		Present value of
	Gross	minimum lease	Gross	minimum lease
Skr mn	investment	payments	investment	payments
No later than one year	117	113	124	107
Later than one year and no later than five years	182	156	246	226
Later than five years	8	5	—	—
Total	307	274	370	333
Unearned finance income	—	33	—	37
Unguaranteed residual value	—	—	—	—